March 30, 2006

WRITER'S DIRECT TELEPHONE NUMBER: (816) 556-2936

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Great Plains Energy Incorporated Registration Statement on Form S-3

Ladies and Gentlemen:

          Great Plains Energy Incorporated hereby files through the Securities and Exchange Commission's (SEC) EDGAR System a Registration Statement on Form S-3 for the registration of 1,000,000 additional shares of common stock in the Company's Dividend Reinvestment and Direct Stock Purchase Plan.

          The filing fee in the amount of $3,013.65 has previously been wired to the SEC's account at Mellon Bank for the Company's account.

Very truly yours, /s/Mark G. English Mark G. English General Counsel and Assistant Corporate Secretary

c w/enc:	Mr. Chris Owings Branch Chief Securities and Exchange Commission 450 Fifth Street, NW Washington, DC 20549

Lori Wright Lora Cheatum Jeff Highfill Todd Allen Lynda Snedegar